Eaton Vance

New York Municipal Income Fund

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.4%
New York State Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$5,970,991

		$5,970,991

Cogeneration — 0.4%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,755	$1,772,480

		$1,772,480

Education — 14.6%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$287,052
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/29	150	178,119
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/30	185	218,526
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/31	180	211,466
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/32	200	233,870
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,250	1,362,800
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/31	235	280,952
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/32	260	309,127
New York Dormitory Authority, (Brooklyn Law School), 5.00%, 7/1/33	1,650	2,050,900
New York Dormitory Authority, (City University), 6.00%, 7/1/20	2,575	2,636,903
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	9,420	11,813,151
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	350	394,604
New York Dormitory Authority, (New York University), 5.00%, 7/1/39	1,120	1,415,646
New York Dormitory Authority, (New York University), 5.00%, 7/1/42	5,500	6,907,835
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/35	1,250	1,595,625
New York Dormitory Authority, (Rockefeller University), Green Bonds, 5.00%, 7/1/50	1,520	1,884,785
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	264,298
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	5,500	5,620,945
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	988,653
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,557,730
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/40	5,000	6,362,350
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/43	5,000	6,315,550
Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38(1)	3,925	4,797,606
Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/39(1)	1,500	1,828,245

		$60,516,738

Electric Utilities — 2.8%
Long Island Power Authority, Electric System Revenue, Series 2017, 5.00%, 9/1/37	$250	$302,400
New York Power Authority, 5.00%, 11/15/31	1,000	1,071,630
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,296,508
Utility Debt Securitization Authority, 5.00%, 12/15/40	5,500	6,769,510

		$11,440,048

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 2.5%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$1,260	$1,262,192
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), Prerefunded to 7/1/20, 5.75%, 7/1/30	370	378,403
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), Prerefunded to 7/1/20, 5.75%, 7/1/40	2,435	2,490,299
Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.00%, 11/15/27	940	1,011,355
New York Dormitory Authority, Personal Income Tax Revenue, Series 2013A, Prerefunded to 2/15/23, 5.00%, 2/15/43	4,635	5,210,065

		$10,352,314

General Obligations — 12.3%
Babylon, 4.00%, 10/1/28	$935	$1,131,677
Babylon, 5.00%, 10/1/24	770	915,592
Babylon, 5.00%, 10/1/25	405	496,008
Babylon, 5.00%, 10/1/26	850	1,069,555
Babylon, 5.00%, 10/1/27	890	1,147,477
Chappaqua Central School District, 4.00%, 1/15/28	400	487,472
Chappaqua Central School District, 4.00%, 1/15/29	725	896,673
Chappaqua Central School District, 4.00%, 1/15/30	550	690,706
Chappaqua Central School District, 5.00%, 1/15/26	500	617,595
Chappaqua Central School District, 5.00%, 1/15/27	400	506,964
Dutchess County, 2019 Series A, 4.00%, 3/1/31	795	939,936
Dutchess County, 2019 Series B, 4.00%, 3/1/32	625	736,600
Harrison, 4.00%, 12/1/28	365	441,161
Harrison, 4.00%, 12/1/30	375	448,069
Massapequa Union Free School District, 4.00%, 10/1/28	570	688,492
Massapequa Union Free School District, 5.00%, 10/1/24	965	1,146,970
Massapequa Union Free School District, 5.00%, 10/1/27	765	984,999
Nassau County, 5.00%, 10/1/30	2,000	2,472,380
New York City, 4.00%, 12/1/41	1,460	1,641,785
New York City, 5.00%, 8/1/28	3,520	4,250,998
New York City, 5.00%, 4/1/30	2,495	3,208,595
New York City, 5.00%, 10/1/32	2,000	2,559,360
New York City, 5.00%, 12/1/41	2,500	3,064,300
Onondaga County, 4.00%, 6/1/32	2,120	2,447,752
Onondaga County, 4.00%, 6/1/34	2,745	3,152,852
Valley Stream, 2.25%, 5/15/27	250	228,652
Valley Stream, 2.375%, 5/15/28	255	231,624
Valley Stream Central High School District, 4.00%, 6/15/29	500	594,255
Valley Stream Central High School District, 4.00%, 6/15/31	810	953,208
Valley Stream Central High School District, 4.00%, 6/15/32	765	896,595
Valley Stream Central High School District, 4.00%, 6/15/33	775	904,836
Valley Stream Central High School District, 4.00%, 6/15/34	635	740,302
Westchester County, 4.00%, 12/15/30	6,500	7,760,025
Westchester County, 4.00%, 1/15/32	200	233,586
Westchester County, 4.00%, 1/15/33	100	116,393
Westchester County, 4.00%, 1/15/34	215	249,617

Security	Principal Amount (000’s omitted)	Value
Westchester County, 4.00%, 1/15/37	$400	$460,272
Westchester County, 4.00%, 1/15/38	520	595,946
Westchester County, 4.00%, 1/15/39	480	548,573
Westchester County, 4.00%, 1/15/40	495	564,151

		$51,222,003

Hospital — 8.2%
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/37	$1,615	$1,879,069
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/38	975	1,086,803
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/39	1,105	1,228,307
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 3.00%, 7/1/34	2,000	2,112,020
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/31	3,200	3,922,624
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/36	5,290	6,732,001
New York Dormitory Authority, (Mount Sinai Hospital), Prerefunded to 7/1/20, 5.00%, 7/1/26	2,500	2,548,825
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	3,480	3,999,390
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/21(2)	500	531,945
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(2)	4,500	5,330,070
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/32(2)	2,200	2,594,790
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,190	2,308,369

		$34,274,213

Housing — 1.7%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	$300	$364,698
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/29	540	653,881
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	635	765,816
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	450	540,833
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/32	1,095	1,312,292
New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,079,520
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/27	185	225,019
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/28	350	424,687
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/29	160	193,638
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/42	1,250	1,448,187

		$7,008,571

Industrial Development Revenue — 3.7%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$6,000	$6,010,440
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	3,845	4,111,805
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	930	937,598
Niagara Area Development Corp., (Covanta), (AMT), 4.75%, 11/1/42(2)	4,000	4,222,400

		$15,282,243

Insured-Education — 2.2%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$9,049,260

		$9,049,260

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 2.3%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$9,643,231

		$9,643,231

Insured-General Obligations — 5.1%
East Ramapo Central School District, (AGM), 4.00%, 12/15/28	$1,670	$1,944,882
East Ramapo Central School District, (AGM), 5.00%, 12/15/25	1,355	1,646,271
East Ramapo Central School District, (AGM), 5.00%, 12/15/26	1,530	1,901,499
Nassau County, (AGM), 5.00%, 4/1/38	4,025	5,041,474
Nassau County, (AGM), 5.00%, 4/1/46	2,555	3,087,973
Oyster Bay, (AGM), 4.00%, 8/1/28	1,995	2,113,802
Yonkers, (BAM), 5.00%, 5/1/29	4,305	5,540,836

		$21,276,737

Insured-Other Revenue — 0.3%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$1,690	$1,280,310

		$1,280,310

Insured-Solid Waste — 0.6%
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/30	$275	$333,110
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/31	350	422,037
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/32	450	540,878
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/33	475	569,116
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/34	500	597,505

		$2,462,646

Insured-Transportation — 1.2%
Metropolitan Transportation Authority, Green Bonds, (AGM), 5.00%, 11/15/44	$4,000	$4,793,520

		$4,793,520

Lease Revenue/Certificates of Participation — 2.6%
Hudson Yards Infrastructure Corp., 5.00%, 2/15/37	$2,420	$2,915,084
Hudson Yards Infrastructure Corp., 5.00%, 2/15/38	2,150	2,581,440
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42	2,500	2,976,300
New York State Urban Development Corp., 5.70%, 4/1/20	2,440	2,467,523

		$10,940,347

Other Revenue — 6.7%
Battery Park City Authority, 5.00%, 11/1/38	$2,495	$3,188,161
Battery Park City Authority, 5.00%, 11/1/39	2,500	3,185,650
Battery Park City Authority, Sustainability Bonds, 4.00%, 11/1/44	5,000	5,747,850
Build NYC Resource Corp., (Children’s Aid Society), 4.00%, 7/1/36	125	143,545
Build NYC Resource Corp., (Children’s Aid Society), 4.00%, 7/1/37	165	188,618
Build NYC Resource Corp., (Children’s Aid Society), 4.00%, 7/1/38	150	170,714
New York City Cultural Resources Trust, (Carnegie Hall), 5.00%, 12/1/34	250	324,078
New York City Cultural Resources Trust, (Carnegie Hall), 5.00%, 12/1/36	650	837,271
New York City Cultural Resources Trust, (Carnegie Hall), 5.00%, 12/1/37	1,500	1,923,645
New York City Cultural Resources Trust, (Carnegie Hall), 5.00%, 12/1/38	675	863,075
New York City Cultural Resources Trust, (Carnegie Hall), 5.00%, 12/1/39	425	541,892
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37	575	706,445
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/43	4,060	4,771,231
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,407,600

		$27,999,775

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 3.3%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/30	$650	$761,345
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/31	650	760,695
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	5,034,600
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 5.00%, 12/1/40(1)	2,000	2,212,460
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,501,745
Tompkins County Development Corp., (Kendal at Ithaca), 5.00%, 7/1/34	100	111,427
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,000	1,077,350
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/27	270	319,488
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/28	390	461,705
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	250	294,383

		$13,535,198

Special Tax Revenue — 12.9%
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 5/1/37	$2,425	$2,732,345
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/37	1,320	1,478,756
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 11/1/38	4,245	4,832,720
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,609,622
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/39	2,000	2,367,160
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/39	2,160	2,598,545
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,151,750
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/40	1,000	1,191,140
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/28	175	145,390
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/30(1)	3,235	4,259,007
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	725	757,089
New York Dormitory Authority, Personal Income Tax Revenue, Series 2016A, 5.00%, 2/15/43	5,000	5,887,850
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	3,595	4,573,415
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	1,960	2,354,921
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/33	1,390	1,749,551
Sales Tax Asset Receivable Corp., 5.00%, 10/15/27	5,000	5,903,850
Sales Tax Asset Receivable Corp., 5.00%, 10/15/28	5,000	5,891,050

		$53,484,161

Transportation — 13.5%
Albany County Airport Authority, (AMT), 5.00%, 12/15/24(1)	$1,000	$1,155,470
Albany County Airport Authority, (AMT), 5.00%, 12/15/25(1)	500	590,760
Albany County Airport Authority, (AMT), 5.00%, 12/15/26(1)	1,000	1,204,340
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/37	200	237,342
Metropolitan Transportation Authority, 5.00%, 11/15/35	550	655,688
Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/32	575	416,317
Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/33	4,400	3,080,484
Metropolitan Transportation Authority, Green Bonds, 5.00%, 11/15/38	5,525	6,790,833
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	1,964,598
New York Thruway Authority, 5.00%, 1/1/36	2,500	3,161,725
New York Thruway Authority, 5.00%, 1/1/37	1,645	2,027,841
New York Thruway Authority, 5.00%, 1/1/41	1,725	2,021,907

Security	Principal Amount (000’s omitted)	Value
New York Thruway Authority, Series 2016A, 5.00%, 1/1/33	$3,125	$3,716,000
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	8,100	9,028,017
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,373,035
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	525	645,141
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/29	275	342,513
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/30	460	569,324
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/31	180	221,670
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	2,977,425
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/31	5,855	6,262,684
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	1,520	1,815,306
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/37	1,250	1,499,225
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/47	3,515	4,137,506

		$55,895,151

Water and Sewer — 3.3%
New York City Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/36	$7,285	$8,415,850
New York City Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/37	1,000	1,150,070
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/35	2,635	3,139,102
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/39	895	1,045,530

		$13,750,552

Total Tax-Exempt Investments — 101.6% (identified cost $401,467,095)		$421,950,489

Miscellaneous — 0.3%

Security	Units	Value
Real Estate — 0.3%
CMS Liquidating Trust(2)(3)(4)	400	$987,992

Total Miscellaneous — 0.3% (identified cost $1,280,000)		$987,992

Total Investments — 101.9% (identified cost $402,747,095)		$422,938,481

Other Assets, Less Liabilities — (1.9)%		$(7,705,307)

Net Assets — 100.0%		$415,233,174

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2019, 11.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 5.4% of total investments.

(1)	When-issued security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2019, the aggregate value of these securities is $14,604,795 or 3.5% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Non-income producing.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at December 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$421,950,489	$—	$421,950,489
Miscellaneous	—	—	987,992	987,992
Total Investments	$—	$421,950,489	$987,992	$422,938,481

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.